Derivatives - Cash flow hedges - Hedging instruments impacted by Ibor reform (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	76,879	56,726
Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	32,750	26,649
Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	44,131	30,077
Interest rate
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	75,080	56,144
Interest rate | Impacted by Ibor Reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	16,082	15,270
Interest rate | Impacted by Ibor Reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	15,941	14,940
Interest rate | Impacted by Ibor Reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	225
Interest rate | Impacted by Ibor Reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	141	105
Interest rate | NOT Impacted by Ibor Reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	58,998	40,874
Interest rate | Fair value hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	32,749	26,649
Interest rate | Fair value hedges | Impacted by Ibor Reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,574	7,911
Interest rate | Fair value hedges | Impacted by Ibor Reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	7,433	7,581
Interest rate | Fair value hedges | Impacted by Ibor Reform | € | Euribor
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		7,581
Interest rate | Fair value hedges | Impacted by Ibor Reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	225
Interest rate | Fair value hedges | Impacted by Ibor Reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	141	105
Interest rate | Fair value hedges | NOT Impacted by Ibor Reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	25,175	18,738
Interest rate | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	42,331	29,495
Interest rate | Cash flow hedges | Impacted by Ibor Reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	8,508	7,359
Interest rate | Cash flow hedges | Impacted by Ibor Reform | €
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	8,508	7,359
Interest rate | Cash flow hedges | Impacted by Ibor Reform | € | Euribor
Disclosure of initial application of standards or interpretations [line items]
Nominal amount		7,359
Interest rate | Cash flow hedges | Impacted by Ibor Reform | $
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Cash flow hedges | Impacted by Ibor Reform | Other
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	0	0
Interest rate | Cash flow hedges | NOT Impacted by Ibor Reform
Disclosure of initial application of standards or interpretations [line items]
Nominal amount	33,823	22,136